LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Investments [Line Items]
Schedule of Assets and Liabilities
The Group had the following equity method investments:

	As of December 31,
	2011		2012
		Carrying		Carrying
Name of company	Percentage	value	Percentage	value
	%		%

Beijing Eastern Media Corporation, Ltd. ("BEMC")(1)	49	$1,650	49	$2,063
Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie") (2)	-	-	50	$612
Beijing Xinghe Union Media Co., Ltd. ("Xinghe Union") (2)	-	-	50	$604
Guangxi DingyuanMeida Ltd. ("Guangxi Dingyuan") (3)	-	-	40	$658

		$1,650		$3,937

BEMC [Member]
Schedule of Investments [Line Items]
Schedule of Assets and Liabilities
The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of BEMC.

	As of and for the
	years ended December 31,
	2011	2012
Total current assets	$4,832	$7,919
Total assets	4,877	7,945
Total current liabilities	1,510	3,736
Total liabilities	1,510	3,736
Total net revenue	11,224	14,007
Net income	526	801

Shibo Movie and Xinghe Union [Member]
Schedule of Investments [Line Items]
Schedule of Assets and Liabilities
	As of and for the
	years ended December 31,
	2011	2012

Total current assets	-	$2,629
Total assets	-	2,667
Total current liabilities	-	236
Total liabilities	-	236
Total net revenue	-	-
Net loss	-	771

Guangxi Dingyuan [Member]
Schedule of Investments [Line Items]
Schedule of Assets and Liabilities
	As of and for the
	years ended December 31,
	2011	2012

Total current assets	-	$1,607
Total assets	-	1,789
Total current liabilities	-	144
Total liabilities	-	144
Total net revenue	-	1,045
Net income	-	40